STOCK BASED COMPENSATION - Summary of non vested stock options (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
2012 Plan
Shares Under Outstanding Options
Non-Vested Options at beginning		1,433,000
Forfeited (in shares)	(31,095)	(141,000)
Vested (in shares)		(898,000)
Non-Vested Options at ending			1,433,000
Weighted Average Grant Date Fair Value
Non-Vested Options at beginning		$ 20.02
Granted (per share)			$ 10.84	$ 20.84
Forfeited (per share)		17.83
Vested (per share)		$ 16.94
Non-Vested Options at ending			$ 20.02
2018 Plan
Shares Under Outstanding Options
Granted (in shares)		761,000
Weighted Average Grant Date Fair Value
Granted (per share)		$ 7.22
2012 and 2018 Plans
Shares Under Outstanding Options
Non-Vested Options at ending		1,155,000
Weighted Average Grant Date Fair Value
Non-Vested Options at ending		$ 14.25